Equity - Narrative (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Preferred shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0